Employees	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Employees	Employees

Employee costs

	$ million
	2025	2024	2023
Remuneration [A]	11,183	11,907	11,456
Social security contributions [A]	1,047	1,124	1,085
Retirement benefits (see Note 24)	1,075	809	1,324
Share-based compensation (see Note 28)	774	732	700
Total [B]	14,079	14,572	14,565
[A]From 2025, Remuneration and Social security contributions include additional categories of employee-related costs. Prior period comparatives have been revised to conform with the current year change.
[B]Excludes employees seconded to joint ventures and associates.

Average employee numbers [A]

	Thousand
	2025	2024	2023
Integrated Gas	6	6	6
Upstream	11	13	11
Marketing	22	24	26
Chemicals and Products	20	22	22
Renewables and Energy Solutions	2	3	5
Corporate [B]	27	30	30
Total [C]	88	98	100
[A]The employee numbers are based on headcount.
[B]Includes 22,000 employees (2024: 23,000; 2023: 23,000) working in business service centres irrespective of the segment they support.
[C]Excludes employees seconded to joint ventures and associates (2025: 1,000 employees; 2024: 1,000 employees; 2023: 2,000 employees).